Guarantor Financial Information - Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income (loss)	$ (77,907)	$ (133,309)	$ (1,015,892)
Income from discontinued operations, net of tax			11,397
Loss from continuing operations	(77,907)	(133,309)	(1,027,289)
Adjustments to reconcile loss from continuing operations to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of tax
Non-cash interest expense, including amortization of original issue discounts and deferred financing costs	21,490	37,590	13,758
Depreciation and amortization	456,847	391,576	366,188
Non-cash charges for sale of inventories revalued at the date of acquisition	4,681	6,010	6,602
Non-cash stock-based compensation expense	15,665	21,215	29,879
Impairment of inventory	295	445	848
Impairment of long-lived assets	3,489	1,549	1,411
Impairment of goodwill		383,612	1,006,357
Impairment of intangible assets	2,988	2,938
Gain on sale of joint venture interest		(288,896)
(Gain) loss on sale of fixed assets	(2,151)	1,577	998
Gain on sale of marketable securities	(751)	(840)	(4,504)
Equity earnings of unconsolidated entities, net of tax	(13,245)	(8,524)	(10,566)
Deferred income taxes	(84,568)	(56,761)	(74,418)
Other non-cash items	30,571	(12,247)	3,802
Changes in assets and liabilities, net of acquisitions:
Accounts receivable, net	(22,165)	(39,408)	(9,360)
Inventories, net	(16,791)	(20,399)	(22,845)
Prepaid expenses and other current assets	(2,526)	(53,115)	8,310
Accounts payable	(10,127)	6,985	(9,088)
Accrued expenses and other current liabilities	49,431	14,282	22,202
Other non-current liabilities	(35,543)	16,973	(27,452)
Intercompany payable (receivable)
Net cash provided by continuing operations	319,683	271,253	274,833
Net cash provided by discontinued operations			591
Net cash provided by (used in) operating activities	319,683	271,253	275,424
Cash Flows from Investing Activities:
(Increase) decrease in restricted cash	5,911	(6,406)	(141)
Purchases of property, plant and equipment	(137,393)	(132,532)	(96,241)
Proceeds from sale of property, plant and equipment	22,390	947	795
Proceeds from disposition of business		11,491
Cash paid for acquisitions, net of cash acquired	(424,586)	(631,311)	(523,507)
Proceeds from sales (purchases) of marketable securities	3,056	9,202	3,182
Net cash received from (paid for) equity method investments	12,707	(121,903)	12,354
(Increase) decrease in other assets	(56,276)	(27,684)	(12,900)
Net cash used in continuing operations	(574,191)	(898,196)	(616,458)
Net cash provided by discontinued operations			62,596
Net cash used in investing activities	(574,191)	(898,196)	(553,862)
Cash Flows from Financing Activities:
Cash paid for financing costs	(10,139)	(74,680)	(13,045)
Cash paid for contingent purchase price consideration	(20,964)	(28,305)
Cash paid for dividends	(21,293)	(5,425)
Proceeds from issuance of common stock, net of issuance costs	14,924	37,886	19,024
Repurchase of preferred stock		(99,070)
Proceeds from issuance of long-term debt	648,535	2,096,277	400,000
Payments on short-term debt	(6,240)
Payments on long-term debt	(311,612)	(1,207,454)	(9,750)
Net payments under revolving credit facilities	14,272	10,715	(146,781)
Repurchase of common stock		(184,867)
Excess tax benefits on exercised stock options	504	3,423	1,683
Principal payments on capital lease obligations	(7,003)	(4,163)	(1,867)
Purchase of non-controlling interest	(2,972)		(52,864)
Other	(12,267)	(4,257)	(141)
Net cash provided by (used in) financing activities	285,745	540,080	196,259
Foreign exchange effect on cash and cash equivalents	(2,064)	(15,270)	(9,288)
Net increase (decrease) in cash and cash equivalents	29,173	(102,133)	(91,467)
Cash and cash equivalents, beginning of period	299,173	401,306	492,773
Cash and cash equivalents, end of period	328,346	299,173	401,306
Issuer [Member]
Cash Flows from Operating Activities:
Net income (loss)	(77,907)	(133,309)	(1,015,892)
Income from discontinued operations, net of tax			574
Loss from continuing operations			(1,016,466)
Adjustments to reconcile loss from continuing operations to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of tax	(148,394)	(23,524)	940,121
Non-cash interest expense, including amortization of original issue discounts and deferred financing costs	21,213	13,671	6,311
Depreciation and amortization	7,961	3,842	663
Non-cash charges for sale of inventories revalued at the date of acquisition
Non-cash stock-based compensation expense	4,247	5,776	9,498
Impairment of inventory
Impairment of long-lived assets		3
Impairment of goodwill
Impairment of intangible assets
Gain on sale of joint venture interest		(16,309)
(Gain) loss on sale of fixed assets	4	75
Gain on sale of marketable securities	(751)		(4,190)
Equity earnings of unconsolidated entities, net of tax	(2,205)	(1,952)	(2,023)
Deferred income taxes	20,500	35,012	3,340
Other non-cash items	22,234	(4,286)	(981)
Changes in assets and liabilities, net of acquisitions:
Accounts receivable, net
Inventories, net
Prepaid expenses and other current assets	(454,780)	72,955	(81)
Accounts payable	1,289	(233)	4,358
Accrued expenses and other current liabilities	335,600	(231,949)	(60,601)
Other non-current liabilities	(12,373)	35,109	(5)
Intercompany payable (receivable)	413,479	(1,512,567)	(296,816)
Net cash provided by continuing operations			(416,872)
Net cash provided by discontinued operations			849
Net cash provided by (used in) operating activities	130,117	(1,757,686)	(416,023)
Cash Flows from Investing Activities:
(Increase) decrease in restricted cash
Purchases of property, plant and equipment	(2,061)	20	(82)
Proceeds from sale of property, plant and equipment
Proceeds from disposition of business
Cash paid for acquisitions, net of cash acquired	(403,552)	(37,644)	(184,975)
Proceeds from sales (purchases) of marketable securities	2,784		4,190
Net cash received from (paid for) equity method investments	1,470	(2,430)	1,317
(Increase) decrease in other assets	(53,189)	(24,996)	(5,600)
Net cash used in continuing operations			(185,150)
Net cash provided by discontinued operations			(849)
Net cash used in investing activities	(454,548)	(65,050)	(185,999)
Cash Flows from Financing Activities:
Cash paid for financing costs	(10,139)	(73,876)	(9,552)
Cash paid for contingent purchase price consideration	(20,116)	(28,305)
Cash paid for dividends	(21,293)	(5,425)
Proceeds from issuance of common stock, net of issuance costs	14,924	37,886	19,024
Repurchase of preferred stock		(99,070)
Proceeds from issuance of long-term debt	648,000	2,100,000	400,000
Payments on short-term debt	(6,240)
Payments on long-term debt	(300,155)	(10,126)
Net payments under revolving credit facilities	22,500
Repurchase of common stock		(184,867)
Excess tax benefits on exercised stock options	176	1,357	1,030
Principal payments on capital lease obligations
Purchase of non-controlling interest
Other	(12,267)	(4,053)	(141)
Net cash provided by (used in) financing activities	315,390	1,733,521	410,361
Foreign exchange effect on cash and cash equivalents	213
Net increase (decrease) in cash and cash equivalents	(8,828)	(89,215)	(191,661)
Cash and cash equivalents, beginning of period	12,451	101,666	293,327
Cash and cash equivalents, end of period	3,623	12,451	101,666
Guarantor Subsidiaries [Member]
Cash Flows from Operating Activities:
Net income (loss)	126,985	(281,955)	(929,750)
Income from discontinued operations, net of tax			9,727
Loss from continuing operations			(939,477)
Adjustments to reconcile loss from continuing operations to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of tax	1,574	(1,530)
Non-cash interest expense, including amortization of original issue discounts and deferred financing costs	277	23,473	6,279
Depreciation and amortization	266,256	260,062	266,476
Non-cash charges for sale of inventories revalued at the date of acquisition	1,400
Non-cash stock-based compensation expense	5,486	8,390	9,648
Impairment of inventory	5	172	261
Impairment of long-lived assets	2,903	1,331	1,473
Impairment of goodwill		383,612	1,006,357
Impairment of intangible assets	2,988	2,935
Gain on sale of joint venture interest
(Gain) loss on sale of fixed assets	(2,672)	1,655	719
Gain on sale of marketable securities
Equity earnings of unconsolidated entities, net of tax
Deferred income taxes	(79,764)	(81,063)	(55,459)
Other non-cash items	908	3,971	3,608
Changes in assets and liabilities, net of acquisitions:
Accounts receivable, net	(656)	260	(4,300)
Inventories, net	(6,032)	(9,458)	(2,012)
Prepaid expenses and other current assets	358,943	(110,333)	4,476
Accounts payable	3,251	(11,454)	(1,529)
Accrued expenses and other current liabilities	(227,338)	203,333	63,580
Other non-current liabilities	(117)	1,636	121
Intercompany payable (receivable)	(411,169)	1,015,286	(139,312)
Net cash provided by continuing operations			220,909
Net cash provided by discontinued operations			(258)
Net cash provided by (used in) operating activities	43,228	1,410,323	220,651
Cash Flows from Investing Activities:
(Increase) decrease in restricted cash	12	48	(163)
Purchases of property, plant and equipment	(91,681)	(67,103)	(56,922)
Proceeds from sale of property, plant and equipment	22,860	292	73
Proceeds from disposition of business
Cash paid for acquisitions, net of cash acquired	1,469	(163,379)	(32,279)
Proceeds from sales (purchases) of marketable securities	269	145
Net cash received from (paid for) equity method investments			44
(Increase) decrease in other assets	(1,026)	(7,913)	(695)
Net cash used in continuing operations			(89,942)
Net cash provided by discontinued operations			61,445
Net cash used in investing activities	(68,097)	(237,910)	(28,497)
Cash Flows from Financing Activities:
Cash paid for financing costs		(804)	(3,493)
Cash paid for contingent purchase price consideration	(788)
Cash paid for dividends
Proceeds from issuance of common stock, net of issuance costs
Repurchase of preferred stock
Proceeds from issuance of long-term debt		1,238
Payments on short-term debt
Payments on long-term debt	(534)	(1,192,544)	(9,750)
Net payments under revolving credit facilities	(2)		(144,181)
Repurchase of common stock
Excess tax benefits on exercised stock options	303	414	264
Principal payments on capital lease obligations	(2,347)	(2,372)	(1,501)
Purchase of non-controlling interest
Other
Net cash provided by (used in) financing activities	(3,368)	(1,194,068)	(158,661)
Foreign exchange effect on cash and cash equivalents	474	(38)
Net increase (decrease) in cash and cash equivalents	(27,763)	(21,693)	33,493
Cash and cash equivalents, beginning of period	95,212	116,905	83,412
Cash and cash equivalents, end of period	67,449	95,212	116,905
Non-Guarantor Subsidiaries [Member]
Cash Flows from Operating Activities:
Net income (loss)	22,115	303,125	(9,988)
Income from discontinued operations, net of tax			1,096
Loss from continuing operations			(11,084)
Adjustments to reconcile loss from continuing operations to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of tax
Non-cash interest expense, including amortization of original issue discounts and deferred financing costs		446	1,168
Depreciation and amortization	182,651	128,111	99,528
Non-cash charges for sale of inventories revalued at the date of acquisition	3,281	6,010	6,602
Non-cash stock-based compensation expense	5,932	7,049	10,733
Impairment of inventory	290	273	587
Impairment of long-lived assets	586	215	(62)
Impairment of goodwill
Impairment of intangible assets		3
Gain on sale of joint venture interest		(272,587)
(Gain) loss on sale of fixed assets	517	(153)	279
Gain on sale of marketable securities		(840)	(314)
Equity earnings of unconsolidated entities, net of tax	(10,952)	(6,503)	(8,680)
Deferred income taxes	(24,342)	(8,754)	(22,299)
Other non-cash items	7,429	(11,932)	1,175
Changes in assets and liabilities, net of acquisitions:
Accounts receivable, net	(21,509)	(39,668)	(5,060)
Inventories, net	(13,661)	(9,035)	(21,297)
Prepaid expenses and other current assets	(1,776)	(15,737)	3,915
Accounts payable	(14,667)	18,672	(11,917)
Accrued expenses and other current liabilities	36,250	42,898	19,223
Other non-current liabilities	(22,983)	(19,772)	(27,568)
Intercompany payable (receivable)	(1,148)	497,281	436,128
Net cash provided by continuing operations			471,057
Net cash provided by discontinued operations
Net cash provided by (used in) operating activities	148,013	619,102	471,057
Cash Flows from Investing Activities:
(Increase) decrease in restricted cash	5,899	(6,454)	22
Purchases of property, plant and equipment	(109,613)	(65,880)	(39,498)
Proceeds from sale of property, plant and equipment	65,747	655	722
Proceeds from disposition of business		11,491
Cash paid for acquisitions, net of cash acquired	(22,503)	(430,288)	(306,253)
Proceeds from sales (purchases) of marketable securities	3	9,057	(1,008)
Net cash received from (paid for) equity method investments	11,237	(119,473)	10,993
(Increase) decrease in other assets	(2,131)	6,379	(6,605)
Net cash used in continuing operations			(341,627)
Net cash provided by discontinued operations			2,000
Net cash used in investing activities	(51,361)	(594,513)	(339,627)
Cash Flows from Financing Activities:
Cash paid for financing costs
Cash paid for contingent purchase price consideration	(60)
Cash paid for dividends
Proceeds from issuance of common stock, net of issuance costs
Repurchase of preferred stock
Proceeds from issuance of long-term debt	535	(4,961)
Payments on short-term debt
Payments on long-term debt	(10,923)	(4,784)
Net payments under revolving credit facilities	(8,226)	10,715	(2,600)
Repurchase of common stock
Excess tax benefits on exercised stock options	25	1,652	389
Principal payments on capital lease obligations	(4,656)	(1,791)	(366)
Purchase of non-controlling interest	(2,972)		(52,864)
Other		(204)
Net cash provided by (used in) financing activities	(26,277)	627	(55,441)
Foreign exchange effect on cash and cash equivalents	(4,611)	(16,441)	(9,288)
Net increase (decrease) in cash and cash equivalents	65,764	8,775	66,701
Cash and cash equivalents, beginning of period	191,510	182,735	116,034
Cash and cash equivalents, end of period	257,274	191,510	182,735
Eliminations [Member]
Cash Flows from Operating Activities:
Net income (loss)	(149,100)	(21,170)	939,738
Income from discontinued operations, net of tax
Loss from continuing operations			939,738
Adjustments to reconcile loss from continuing operations to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of tax	146,820	25,054	(940,121)
Non-cash interest expense, including amortization of original issue discounts and deferred financing costs
Depreciation and amortization	(21)	(439)	(479)
Non-cash charges for sale of inventories revalued at the date of acquisition
Non-cash stock-based compensation expense
Impairment of inventory
Impairment of long-lived assets
Impairment of goodwill
Impairment of intangible assets
Gain on sale of joint venture interest
(Gain) loss on sale of fixed assets
Gain on sale of marketable securities
Equity earnings of unconsolidated entities, net of tax	(88)	(69)	137
Deferred income taxes	(962)	(1,956)
Other non-cash items
Changes in assets and liabilities, net of acquisitions:
Accounts receivable, net
Inventories, net	2,902	(1,906)	464
Prepaid expenses and other current assets	95,087
Accounts payable
Accrued expenses and other current liabilities	(95,081)
Other non-current liabilities	(70)
Intercompany payable (receivable)	(1,162)
Net cash provided by continuing operations			(261)
Net cash provided by discontinued operations
Net cash provided by (used in) operating activities	(1,675)	(486)	(261)
Cash Flows from Investing Activities:
(Increase) decrease in restricted cash
Purchases of property, plant and equipment	65,962	431	261
Proceeds from sale of property, plant and equipment	(66,217)
Proceeds from disposition of business
Cash paid for acquisitions, net of cash acquired
Proceeds from sales (purchases) of marketable securities
Net cash received from (paid for) equity method investments
(Increase) decrease in other assets	70	(1,154)
Net cash used in continuing operations			261
Net cash provided by discontinued operations
Net cash used in investing activities	(185)	(723)	261
Cash Flows from Financing Activities:
Cash paid for financing costs
Cash paid for contingent purchase price consideration
Cash paid for dividends
Proceeds from issuance of common stock, net of issuance costs
Repurchase of preferred stock
Proceeds from issuance of long-term debt
Payments on short-term debt
Payments on long-term debt
Net payments under revolving credit facilities
Repurchase of common stock
Excess tax benefits on exercised stock options
Principal payments on capital lease obligations
Purchase of non-controlling interest
Other
Net cash provided by (used in) financing activities
Foreign exchange effect on cash and cash equivalents	1,860	1,209
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period